Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties
Schedule of Related Party Transactions
	December 31, 2011		December 31, 2012
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(671)		$(2,080)
Due to related party - Tri-Ocean Heidmar	(43)		(43)
Due to related party - TMS Dry	(6,804)		-
Due to related party -Cardiff Tankers	-		(2)
Due to related party –Fabiana	-		(918)
Due to related party -Vivid	-		(1,707)
Due to related party - Total	(7,518)		(4,750)

Due from related party - TMS Bulkers	19,579		30,473
Due from related party - TMS Tankers	6,324		9,270
Due from related party - Sigma and Blue Fin pool	243		943
Due from related party - Total	26,146		40,686

Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/ TMS Tankers, for the year	8,484		7,648
Vessels, drilling rigs, drillships, machinery and equipment, net - Cardiff/TMS Tankers, for the year/period	9,195		7,472
Accounts payable and other current liabilities - Sigma Pool	111		-
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	549		818
Other current assets - Sigma and Blue Fin pool	3,635		2,658
Other non-current assets - Sigma and Blue Fin pool	675		275
Other non-current assets - TMS Dry	$4,140		$-

	Year ended December 31,
Statement of Operations	2010	2011	2012
Voyage Revenues - Sigma and Blue Fin pool	-	12,655	27,306
Voyage expenses - Cardiff Marine Inc.	(5,614)	-	-
Voyage expenses - TMS Tankers	-	(158)	(507)
Voyage expenses - TMS Bulkers	-	(4,420)	(3,166)
Voyage expenses - TMS Dry	-	(236)	-
Voyage expenses – Cardiff Tankers	-	-	(166)
Gain on sale of assets - commisions - Cardiff Marine Inc.	(772)	-	-
Gain on sale of assets – commisions- TMS Bulkers	-	(1,166)	(1,180)
Contract termination fees and forfeiture of vessel deposits	-	-	(300)
General and administrative expenses:
Consultancy fees – Fabiana Services S.A.	(7,598)	(3,779)	(4,397)
Management fees - Cardiff Marine Inc	(20,139)	-	-
Management fees - TMS Tankers	-	(2,293)	(5,151)
Management fees - TMS Bulkers	-	(26,771)	(26,518)
Management fees - TMS Dry	-	(1,602)	-
Consultancy fees – Vivid	(1,700)	(5,958)	(14,201)
SOX fees - Cardiff Marine Inc	(1,983)	-	-
Rent	(12)	(29)	(41)
Amortization of CEO stock based compensation	(24,009)	(26,447)	(12,663)